Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CALVERT VARIABLE SERIES INC
Entity Central Index Key	0000708950
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000135675
Shareholder Report [Line Items]
Fund Name	Calvert VP SRI Balanced Portfolio
Class Name	Class F
Trading Symbol	CVPSBF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$47	0.89%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
AssetsNet	$ 425,475,957
Holdings Count | Holding	481
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$425,475,957
# of Portfolio Holdings	481
Portfolio Turnover Rate	74%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
Collateralized Mortgage Obligations	1.2%
U.S. Treasury Obligations	3.6%
Short-Term Investments	3.7%
Commercial Mortgage-Backed Securities	4.2%
Asset-Backed Securities	4.9%
U.S. Government Agency Mortgage-Backed Securities	8.7%
Corporate Bonds	11.7%
Common Stocks	60.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
Updated Prospectus Web Address	www.eatonvance.com/variable-portfolios.php
C000023784
Shareholder Report [Line Items]
Fund Name	Calvert VP SRI Balanced Portfolio
Class Name	Class I
Trading Symbol	CVPSBI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.64%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
AssetsNet	$ 425,475,957
Holdings Count | Holding	481
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$425,475,957
# of Portfolio Holdings	481
Portfolio Turnover Rate	74%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
Collateralized Mortgage Obligations	1.2%
U.S. Treasury Obligations	3.6%
Short-Term Investments	3.7%
Commercial Mortgage-Backed Securities	4.2%
Asset-Backed Securities	4.9%
U.S. Government Agency Mortgage-Backed Securities	8.7%
Corporate Bonds	11.7%
Common Stocks	60.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
Updated Prospectus Web Address	www.eatonvance.com/variable-portfolios.php
C000023790
Shareholder Report [Line Items]
Fund Name	Calvert VP SRI Mid Cap Portfolio
Trading Symbol	CVPSMC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert VP SRI Mid Cap Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Calvert VP SRI Mid Cap Portfolio	$50	0.99%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
AssetsNet	$ 24,809,437
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$24,809,437
# of Portfolio Holdings	59
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	4.2%
Consumer Staples	5.0%
Materials	5.1%
Utilities	5.3%
Real Estate	8.1%
Health Care	9.3%
Financials	14.2%
Information Technology	14.6%
Consumer Discretionary	14.9%
Industrials	19.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
Updated Prospectus Web Address	www.eatonvance.com/variable-portfolios.php